Fair Value Measurements (Details) - USD ($) $ in Millions	5 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Fair Value Disclosures [Abstract]
Unrealized loss increase in fair value of liabilities	$ 5.5
Increase in the fair value of liabilities		$ 6.3